Income tax expense (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of income tax

Details of income tax are as follows:-

	(Unaudited)	(Unaudited)	(Unaudited)
	Six-month ended	Six-month ended	Six-month ended
	June 30, 2025	June 30, 2025	June 30, 2024
	US$	HK$	HK$

Current tax	427,320	3,354,419	4,290,647
Deferred tax	(205,190)	(1,610,721)	(1,704,804)

Total tax expenses for the period	222,130	1,743,698	2,585,843